Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivable and unbilled revenue are as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Billed services (accounts receivable)	$722,420	$535,088
Unbilled services (unbilled revenue)	428,684	422,769
Accounts receivable and unbilled revenue	1,151,104	957,857
Allowance for credit losses (note 18)	(7,149)	—
Provision for doubtful debts (note 18)	—	(7,380)
Accounts receivable and unbilled revenue, net	$1,143,955	$950,477

    Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$428,684	$422,769	$5,915	1.4%
Unearned revenue (payments on account)	(660,883)	(366,988)	(293,895)	80.1%
Net balance	$(232,199)	$55,781	$(287,980)	516.3%